Related Party Transactions	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – Related party transactions

Our CEO, Brett Gross, was elected as President and Chief Executive Officer on December 7, 2018 and received no compensation for these services during the three months ended April 30,2021 and 2020.

From October 2019 through April 30, 2021, our CEO, Brett Gross, made various payments on behalf of the Company totaling $161,977, and advanced the Company $62,000 in cash, all of which are reflected as advances from related party on the accompanying consolidated balance sheets. The total advances were $314,742 and $301,077 as of April 30, 2021 and January 31, 2021, respectively, bear no interest and have no specified repayment date.

During the three months ended April 30, 2021, the note principal increased $5,000 for a payment by the director to a consultant on behalf of the Company. Total maturities of principal and accrued interest under all notes to two directors as of April 30, 2021 are $285,448 due July 31, 2021.

The Company has a note payable of $10,000 from James Briscoe, under a promissory note dated September 17, 2018, which matured and became past due on September 17, 2019 with interest at 10%.

As of April 30 and January 31, 2021, the total balance of all related party notes was $298,064 and $283,271, respectively, which includes accrued interest of $42,152 and $36,070, respectively.

As of April 30 and January 31, 2021, we had a balance of accrued unpaid wages of $759,949 to James Briscoe, our former Chairman of the Board, CEO, Chief Geologist, Secretary, Treasurer, and President. Additionally, we had a balance of accrued unpaid wages of $15,625 to a former President and $36,137 to Patricia Madaris, VP Finance & CFO.

As of April 30 and January 31, 2021, we had an aggregate balance due of approximately $167,000 on credit cards guaranteed by James Briscoe reflected in accounts payable and accrued liabilities on the accompanying consolidated balance sheets.

As of April 30 and January 31, 2021, we had accounts payable to JABA (controlled by James Briscoe) of $34,798, which is reflected as accounts payable to related party on the accompanying consolidated balance sheets.

As of April 30 and January 31, 2021, we had a balance of $16,321 due to the spouse of James Briscoe.

NOTE 12 – Related party transactions

We were a party to the following transactions with related parties during the year ended January 31, 2021:

Our CEO, Brett Gross, was elected as President and Chief Executive Officer on December 7, 2018 and received no compensation for these services during the years ended January 31, 2021 and 2020.

During the year ended January 31, 2021, our CEO, Brett Gross, made various payments on behalf of the Company totaling $161,977, and advanced the Company $62,000 in cash, all of which are reflected as advances from related party on the accompanying consolidated balance sheets. The total advances were $301,077 and $101,631 as of January 31, 2021 and 2020, respectively, bear no interest and have no specified repayment date. On June 30, 2020, the Company issued 51,000 shares of its Class A Common Stock to our CEO for repayment of $24,531 of advances ($0.481 per share).

During the year ended January 31, 2021, the Company received aggregate proceeds of $120,000 from a director under a promissory note extended with interest at 10%. Total maturities of principal and accrued interest under all notes to two directors are $270,898 due October 31, 2020 (extended to July 31, 2021). On June 30, 2020, the Company issued 51,000 shares of its Class A Common Stock to the director for repayment of $24,531 of their promissory note ($0.481 per share).

The Company has a note payable of $10,000 from James Briscoe, under a promissory note dated September 17, 2018, which matured and became past due at September 17, 2019 with interest at 10%.

As of January 31, 2021 and 2020, the total balance of all related party notes was $283,271 and $166,560, respectively, which includes accrued interest of $36,070 and $14,828, respectively.

At January 31, 2021 and 2020, we had a balance of accrued unpaid wages of $759,949 to James Briscoe, our former Chairman of the Board, CEO, Chief Geologist, Secretary, Treasurer, and President. Additionally, we had a balance of accrued unpaid wages of $15,625 to a former President and $36,137 to Patricia Madaris, VP Finance & CFO.

At January 31, 2021 and 2020, we had an aggregate balance due of approximately $167,000 on credit cards guaranteed by James Briscoe reflected in accounts payable and accrued liabilities on the accompanying consolidated balance sheets.

At January 31, 2021 and 2020, we had accounts payable to JABA (controlled by James Briscoe) of $34,798, which is reflected as accounts payable to related party on the accompanying consolidated balance sheets.

At January 31, 2021 and 2020, we had a balance of $16,321 due to the spouse of James Briscoe.

We were a party to the following transactions with related parties during the year ended January 31, 2020:

During the year ended January 31, 2020, the Company received advances of $48,500 from two directors under two promissory notes with interest at 10%. Total principal maturities under these two notes are $106,302 due October 31, 2020 (extended from October 31, 2019) and $35,430 due October 31, 2020 (extended from January 31, 2020). Additionally, the Company has a note payable of $10,000 from James Briscoe, under a promissory note dated September 17, 2018, due September 17, 2019 with interest at 10% and is currently past due. As of January 31, 2020, the total balance of all related party notes was $166,560, which includes accrued interest of $14,828.

During the year ended January 31, 2020, our CEO, Brett Gross, made various payments on behalf of the Company totaling $101,631, reflected as advances from related party on the accompanying consolidated balance sheet. The advances bear no interest and have no specified repayment date.

In July 2019, the Company issued 86,430 shares of its common stock and 43,215 warrants to an investor, who also subsequently became a director, for proceeds of $50,000, or $0.579 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $0.810.

In July and October 2019, the Company issued an aggregate of 120,000 non-qualified stock options to four new directors for services. The options vest immediately, have a 10-year term, an exercise price of $1.500, and resulted in share-based compensation expense of $80,421 during the year ended January 31, 2020.

We had an option to explore 1 standard federal lode mining claim at the East Silverbell project and 29 standard federal lode mining claims at the Walnut Creek project from JABA. We were required to pay annual rentals to maintain the claims in good standing. We paid $4,650 in rental fees to maintain these mineral claims during the year ended January 31, 2019 until September 1, 2019. The original option agreement was for the period from April 11, 2008 through January 1, 2011 and was extended through June 1, 2013, June 1, 2015 and then to June 1, 2021, The Company did not renew this option and it expired on September 1, 2019.

On January 11, 2019, we discontinued renting an office month-to-month from James Briscoe, a director who resigned on September 23, 2019. An amount of $2,610 of rent was unpaid as of January 31, 2021 and 2020.